Stockholders' Equity (Class A Preferred Stock) (Narrative) (Details) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended
	Mar. 14, 2013	Dec. 03, 2012	Sep. 30, 2013	Dec. 31, 2012
Schedule Of Stockholders' Equity [Line Items]
Increase in net income from extinguishment of debt			$ 11,715,683
Acquisition consideration payable in preferred stock			3,318,315
Contingent consideration liability			294,000	3,674,315
Shares converted or redeemed			309,130
Class A Preferred Stock [Member]
Schedule Of Stockholders' Equity [Line Items]
Stock conversion, minimum share price			$ 9.00
Stock conversion, minimum physical occupancy rate of contributed proeprties			90.00%
Stock conversion, threshold of trading days			20 days
Increase in net income from extinguishment of debt			3,500,000
Consideration issued for purchase	35,804	100,000
Acquisition consideration payable in preferred stock				3,300,000
Shares issuable as a percentage of increase in property value			20.00%
Contingent consideration liability			$ 300,000
Shares converted or redeemed			0
Estates At Milenia [Member]
Schedule Of Stockholders' Equity [Line Items]
Number of units on property			297
Development Property [Member]
Schedule Of Stockholders' Equity [Line Items]
Number of units on property			403
Area of property			7